AXA Equitable Life Insurance Company

Supplement dated November 15, 2016 to the Members Retirement Program

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes:

Name and/or Sub-Adviser Changes to EQ Advisors Trust Portfolios ("Portfolios")

On or about December 9, 2016, subject to regulatory approval, all references in the Prospectus to the names and/or sub-advisers of the Portfolios will be changed as described in the table below. Accordingly, all references to the corresponding Portfolios are also changed*:

------------------------------------------------------------------------------------------------------------------
 Current Portfolio
 Name                New Portfolio Name              Replaced Sub-Adviser           New Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially  1290 VT Socially Responsible    Calvert Investment             BlackRock Investment
  Responsible        Portfolio                       Management, Inc.               Management, LLC
  Portfolio
------------------------------------------------------------------------------------------------------------------
AXA Large Cap        No Change                       Wells Capital Management, Inc. HS Management Partners, LLC
  Growth Managed
  Volatility
  Portfolio
                                                                                    Polen Capital Management, LLC
------------------------------------------------------------------------------------------------------------------
EQ/Morgan Stanley    AXA/Janus Enterprise Portfolio  Morgan Stanley Investment      Janus Capital Management LLC
  Mid Cap Growth                                     Management Inc.
  Portfolio
------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo       AXA/ClearBridge Large Cap       Wells Capital Management, Inc. ClearBridge Investments, LLC
  Omega Growth       Growth Portfolio
  Portfolio
------------------------------------------------------------------------------------------------------------------

AXA Equitable Funds Management Group, LLC will continue to be the Investment Manager of the Portfolios. Also, please see "The Portfolios of the Trusts" in your Prospectus for more information.
*  The name changes will occur on AXA Equitable's system on or about
   December 9, 2016.



   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                   IM-21-16 (11/14)
                   MRP - Inforce                     Catalog No. 157097 (11/16)
                   AR Mail                                              #291320

AXA Equitable Life Insurance Company

Supplement dated November 15, 2016 to the current variable annuities prospectuses

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your contract, please note the following changes:

A. Ivy Funds Variable Insurance Portfolios ("Portfolio") Name and Sub-Adviser Changes

Effective September 30, 2016, all references in the Prospectus to the name of Ivy Funds Variable Insurance Portfolios were changed to Ivy Variable Insurance Portfolios. Also, the names and/or sub-advisers of the Portfolios were also changed as described in the table below. Accordingly, all references to the corresponding Portfolios are also changed*:

--------------------------------------------------------------------------------------------------------------------
 Current Portfolio
 Name                New Portfolio Name                Replaced Sub-Adviser           New Sub-Adviser
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Asset  Ivy VIP Asset Strategy            Waddell & Reed Investment      Ivy Investment Management
  Strategy                                             Management Company (WRIMCO)    Company (IICO)
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP        Ivy VIP Dividend Opportunities    Waddell & Reed Investment      Ivy Investment Management
  Dividend                                             Management Company (WRIMCO)    Company (IICO)
  Opportunities
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Energy Ivy VIP Energy                    Waddell & Reed Investment      Ivy Investment Management
                                                       Management Company (WRIMCO)    Company (IICO)
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP        Ivy VIP Global Natural Resources  Waddell & Reed Investment      Ivy Investment Management
  Global Natural                                       Management Company (WRIMCO)    Company (IICO)
  Resources
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP High   Ivy VIP High Income               Waddell & Reed Investment      Ivy Investment Management
  Income                                               Management Company (WRIMCO)    Company (IICO)
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Micro  Ivy VIP Micro Cap Growth          Waddell & Reed Investment      Ivy Investment Management
  Cap Growth                                           Management Company (WRIMCO)    Company (IICO)
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Mid    Ivy VIP Mid Cap Growth            Waddell & Reed Investment      Ivy Investment Management
  Cap Growth                                           Management Company (WRIMCO)    Company (IICO)
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP        Ivy VIP Science and Technology    Waddell & Reed Investment      Ivy Investment Management
  Science and                                          Management Company (WRIMCO)    Company (IICO)
  Technology
--------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Small  Ivy VIP Small Cap Growth          Waddell & Reed Investment      Ivy Investment Management
  Cap Growth                                           Management Company (WRIMCO)    Company (IICO)
--------------------------------------------------------------------------------------------------------------------

Please see "The Portfolios of the Trusts" in your Prospectus for more information.
* The name changes will occur on AXA Equitable's system on or about December 9, 2016.

                   IM-16-16 (11/16)                   Catalog No.155832 (11/16)
                   Global Individual
                   Annuities/RIA/MO/MO+ -
                   Inforce/New Biz                                       #80661
                   AR Mail

B. Name and/or Sub-Adviser Changes to EQ Advisors Trust Portfolios
   ("Portfolios")

On or about December 9, 2016, subject to regulatory approval, all references in the Prospectus to the names and/or sub-advisers of the Portfolios will be changed as described in the table below. Accordingly, all references to the corresponding Portfolios are also changed*:

------------------------------------------------------------------------------------------------------------------
 Current Portfolio
 Name                New Portfolio Name              Replaced Sub-Adviser           New Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially  1290 VT Socially Responsible    Calvert Investment             BlackRock Investment
  Responsible        Portfolio                       Management, Inc.               Management, LLC
  Portfolio
------------------------------------------------------------------------------------------------------------------
AXA Large Cap        No Change                       Wells Capital Management, Inc. HS Management Partners, LLC
  Growth Managed                                                                    Polen Capital Management, LLC
  Volatility
  Portfolio
------------------------------------------------------------------------------------------------------------------
EQ/Morgan Stanley    AXA/Janus Enterprise Portfolio  Morgan Stanley Investment      Janus Capital Management LLC
  Mid Cap Growth                                     Management Inc.
  Portfolio
------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo       AXA/ClearBridge Large Cap       Wells Capital Management, Inc. ClearBridge Investments, LLC
  Omega Growth       Growth Portfolio
  Portfolio
------------------------------------------------------------------------------------------------------------------

AXA Equitable Funds Management Group, LLC will continue to be the Investment Manager of the Portfolios. Also, please see "The Portfolios of the Trusts" in your Prospectus for more information.
*  The name changes will occur on AXA Equitable's system on or about
   December 9, 2016.

     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

             Copyright 2016 AXA Equitable Life Insurance Company.
                             All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

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